Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Property and Equipment Estimated Useful Lives	Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:
Category	Estimated useful life
Computer and network equipment	3-5 years
Office equipment	5 years
Motor vehicles	5 years
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets

Schedule of Intangible Assets Weighted Average Useful Lives	Intangible assets have weighted average useful lives from the date of purchase as follows:
Purchased software	4.5 years
Capitalized software development costs	3 years
Internal-use software	5 years
Developed technology	10 years

Schedule of Doubtful Accounts for Accounts Receivable and Contract Assets	Movement of the allowance for doubtful accounts for accounts receivable and contract assets is as follows:
	Year ended December 31,
	2022	2023
	$	$
Balance as of January 1	13,049	12,881
(Reversal of provision) Provisions for doubtful accounts	(153)	(9)
Write offs	-	-
Changes due to foreign exchange	(15)	-
Balance as of December 31	12,881	12,872

Schedule of Other Receivables in Prepaid Expenses and Other Current Assets	Movement of the allowance for other receivables in prepaid expenses and other current assets (See Note 6), is as follows:
	Year ended December 31,
	2022	2023
	$	$
Balance as of January 1	11,327	11,383
Provisions (reversal of provision) for doubtful accounts	133	(491)
Write offs	-	(10,461)
Changes due to foreign exchange	(77)	(10)
Balance as of December 31	11,383	421

Schedule of Future Related to Performance Obligations	The following table includes estimated revenue expected to be recognized in the future related to performance obligations that are unsatisfied or partially unsatisfied at the end of the reporting period.
	2024	2025	2026
	(US$ in thousands)
Software development service	-	-	-
Hardware product sales	5	-	1,238